DISTRIBUTIONS TO STAPLED UNITHOLDERS (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 15, 2024	Feb. 15, 2024	Dec. 31, 2023	Dec. 31, 2022
Distributions to stapled unitholders
Dividends recognised as distributions to owners			$ 204,374	$ 202,347
Distributions payable			$ 17,415	16,991
Dividends payable (in cad per unit)			$ 0.2750
Distributions
Distributions to stapled unitholders
Distributions declared		$ 17,400
Distributions declared (in cad per unit)	$ 0.2750	$ 0.2750
Stapled unitholders' equity
Distributions to stapled unitholders
Dividends recognised as distributions to owners			$ 204,334	$ 202,306
Distributions payable (in cad per unit)			$ 3.21	$ 3.11